Junior Subordinated Debentures (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
7. Federal Home Loan Bank and Federal Reserve Bank Borrowings
Preferred beneficial interest	$ 20.0
Debenture purchased	$ 20.6
Maturity of debentures	Jun. 28, 2036